LAND USE RIGHT, NET - Schedule of Land Use Right, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Land Use Right [Abstract]
Cost	$ 177,738	$ 177,790
Less: accumulated amortization	(72,434)	(69,145)
Land use right, net	$ 105,304	$ 108,645